INVESTMENTS IN EQUITY INVESTEES - Investments and Advances Related to Equity Method Investees (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investments and advances related to equity method investees	$ 84.8	$ 77.0
Shanghai Fleetguard Filter Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Investments and advances related to equity method investees	$ 24.9	23.9
Fleetguard Filters Pvt. Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	49.50%
Investments and advances related to equity method investees	$ 58.0	51.4
Filtrum Fibretechnologies Pvt. Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	49.70%
Investments and advances related to equity method investees	$ 1.9	$ 1.7